SCHEDULE OF INVESTMENTS
Ivy Pictet Targeted Return Bond Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
AUD versus USD, Put $0.62, Expires 8-10-20, OTC (Ctrpty: Citibank N.A.)	5,839,000	5,839	$3
EUR versus USD, Put $1.08, Expires 8-14-20, OTC (Ctrpty: Citibank N.A.)	6,940,000	6,940	7
Euro-OAT 10-Year Bond September Futures, Call EUR173.00, Expires 8-21-20(A)	91	9,100	3
GBP versus USD, Put $1.22, Expires 11-26-20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	8,880,000	8,880	189
Markit CDX Investment Grade, Series 34 Index, Put $90.00, Expires 7-15-20, OTC (Ctrpty: Goldman Sachs International)	22,400,000	22,400	16
U.S. 10-Year Treasury Note June Futures, Call $178.00, Expires 8-21-20	111	11,100	1
U.S. 5-Year Treasury Note September Futures, Call $126.50, Expires 7-24-20	270	27,000	13

U.S. Treasury Long Bond September Futures:
Call $177.00, Expires 8-21-20	86	8,600	289
Call $330.00, Expires 8-21-20	73	7,300	1
USD versus JPY, Call $110.17, Expires 8-19-20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	7,530,000	7,530	16

TOTAL PURCHASED OPTIONS – 0.3%			$538
(Cost: $697)

CORPORATE DEBT SECURITIES		Principal
Communication Services
Broadcasting – 0.5%
Discovery Communications LLC (GTD by Discovery, Inc.), 5.300%, 5-15-49		$369	450
Fox Corp., 5.576%, 1-25-49		372	523

			973

Cable & Satellite – 0.6%
Altice France S.A., 5.875%, 2-1-27(A)		EUR363	428
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.750%, 4-1-48		$450	560
Summer BidCo B.V. (9.000% Cash or 9.750% PIK), 9.000%, 11-15-25(A)(B)		EUR210	221

			1,209

Integrated Telecommunication Services – 0.7%
AT&T, Inc.:
4.250%, 6-1-43(A)		GBP176	268
5.150%, 2-15-50		$455	583
CK Hutchison Group Telecom Finance S.A., 1.500%, 10-17-31(A)		EUR200	222
Oi S.A. (10.000% Cash or 8.000% Cash and 4.000% PIK), 10.000%, 7-27-25(B)		$215	179

			1,252

Wireless Telecommunication Service – 0.2%
SoftBank Group Corp., 3.125%, 9-19-25(A)		EUR350	374

Total Communication Services - 2.0%			3,808

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp., 3.125%, 12-15-27(A)	340	367

Auto Parts & Equipment – 0.4%
Grupo-Antolin Irausa S.A., 3.250%, 4-30-24(A)	134	132
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK), 3.875%, 5-15-27(A)(B)	300	330
ZF Europe Finance B.V., 3.000%, 10-23-29(A)	400	402

		864

Automobile Manufacturers – 0.7%
General Motors Co., 6.800%, 10-1-27	$490	571
Jaguar Land Rover Automotive plc, 5.875%, 11-15-24(A)	EUR220	213
Volkswagen International Finance N.V., 3.375%, 6-27-69(A)	500	555

		1,339

Home Improvement Retail – 0.3%
Lowe’s Co., Inc., 4.550%, 4-5-49	$470	595

Restaurants – 0.2%
Starbucks Corp., 4.450%, 8-15-49	246	297

Total Consumer Discretionary - 1.8%		3,462
Consumer Staples
Brewers – 0.4%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 5.800%, 1-23-59	365	519
Heineken N.V., 1.625%, 3-30-25(A)	EUR200	238

		757

Drug Retail – 0.3%
CVS Health Corp., 5.050%, 3-25-48	$489	636

Hypermarkets & Super Centers – 0.3%
Carrefour S.A., 2.625%, 12-15-27(A)	EUR400	502

Packaged Foods & Meats – 0.3%
Mars, Inc., 4.200%, 4-1-59(C)	$395	507

Total Consumer Staples - 1.3%		2,402
Energy
Integrated Oil & Gas – 2.4%
Eni S.p.A., 0.625%, 1-23-30(A)	EUR1,850	2,027
Nexen Energy ULC, 6.400%, 5-15-37	$229	324
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos), 6.625%, 6-15-35	352	286

Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 6.625%, 1-16-34(A)	GBP400	503
Petroleos Mexicanos, 4.875%, 2-21-28(A)	EUR281	273
PT Perusahaan Gas Negara Tbk, 5.125%, 5-16-24	$600	625
Raizen Fuels Finance Ltd., 5.300%, 1-20-27(C)	589	622

		4,660

Oil & Gas Exploration & Production – 1.1%
BP Capital Markets plc (GTD by BP plc), 1.231%, 5-8-31(A)	EUR1,250	1,386
Oil and Gas Holding Co., 7.500%, 10-25-27	$600	642

		2,028

Oil & Gas Storage & Transportation – 0.9%
Energy Transfer Partners L.P., 6.000%, 6-15-48	550	571
Kunlun Energy Co. Ltd., 3.750%, 5-13-25	464	503
TransCanada PipeLines Ltd., 5.300%, 3-15-77	774	760

		1,834

Total Energy - 4.4%		8,522
Financials
Asset Management & Custody Banks – 0.5%
Charming Light Investments Ltd., 4.375%, 12-21-27(D)	458	515
China Cinda Finance (2017) I Ltd., 4.400%, 3-9-27	404	449

		964

Consumer Finance – 0.9%
American Honda Finance Corp. (GTD by Honda Motor Co.), 1.950%, 10-18-24(A)	EUR360	426
Ford Motor Credit Co. LLC, 3.815%, 11-2-27	$650	591
Intrum AB, 3.000%, 9-15-27(A)(C)	EUR669	628

		1,645

Diversified Banks – 2.8%
ABANCA Corp. Bancaria S.A., 6.125%, 1-18-29(A)	300	341
ABN AMRO Bank N.V., 2.875%, 1-18-28(A)	300	350
Banco Santander S.A., 6.750%, 7-25-68(A)	200	230
Banque Centrale de Tunisia, 6.375%, 7-15-26(A)	166	166
Barclays plc, 2.000%, 2-7-28(A)	400	440
BAWAG Group AG, 5.000%, 11-14-68(A)	200	206
BNP Paribas S.A., 4.500%, 8-25-68(C)	$320	280
Erste Group Bank AG, 6.500%, 10-15-68(A)	EUR400	467
Intesa Sanpaolo S.p.A., 3.750%, 8-27-68(A)	250	225
La Banque Postale, 3.875%, 5-20-68(A)	400	420
Landesbank Baden-Wuerttemberg, 2.875%, 9-28-26(A)	400	458
Lloyds Banking Group plc, 7.500%, 4-30-49	$210	218

Svenska Handelsbanken AB, 6.250%, 3-1-69(D)	600	631
UniCredit S.p.A.:
5.861%, 6-19-32	400	415
5.459%, 6-30-35(C)	200	202
Virgin Money UK plc, 4.000%, 9-25-26(A)	GBP300	377

		5,426

Diversified Capital Markets – 0.6%
Credit Suisse Group AG:
3.250%, 4-2-26(A)	EUR400	497
7.250%, 3-12-68	$400	411
UBS Group AG, 7.000%, 7-31-68	200	208

		1,116

Life & Health Insurance – 0.9%
Legal & General Group plc, 3.750%, 11-26-49(A)	GBP850	1,032
Pension Insurance Corp., 7.375%, 1-25-69(A)	304	388
Rothesay Life plc, 6.875%, 3-12-68(A)	300	363

		1,783

Multi-Line Insurance – 0.1%
ageas S.A./N.V., 3.875%, 6-10-69(A)	EUR200	212

Other Diversified Financial Services – 0.3%
RCI Banque S.A., 2.625%, 2-18-30(A)	600	614

Property & Casualty Insurance – 0.3%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.), 2.500%, 3-15-38(A)	243	313
Direct Line Insurance Group plc, 4.750%, 6-7-68(A)	GBP200	226

		539

Specialized Finance – 0.8%
China Great Wall International Holdings III Ltd., 3.875%, 8-31-27(D)	$679	719
Huarong Finance 2017 Co. Ltd., 4.250%, 11-7-27	354	372
Vonovia Finance B.V., 1.125%, 9-14-34(A)	EUR400	436

		1,527

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG, 2.875%, 6-28-27(A)	700	751

Total Financials - 7.6%		14,577
Health Care
Health Care Facilities – 0.2%
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6-15-49	$320	385

Health Care Supplies – 0.2%
Medtronic Global Holdings SCA, 1.750%, 7-2-49(A)	EUR363	397

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc., 2.875%, 7-24-37(A)	158	215

Managed Health Care – 0.3%
UnitedHealth Group, Inc.:
3.700%, 8-15-49	$238	282

3.875%, 8-15-59	233	285

		567

Total Health Care - 0.8%		1,564
Industrials
Airlines – 0.3%
Aeroports de Paris S.A., 2.750%, 4-2-30(A)	EUR400	510
Avianca Holdings S.A., 9.000%, 5-10-23(C)(E)	$440	88

		598

Diversified Support Services – 0.2%
Logicor Financing S.a.r.l., 3.250%, 11-13-28(A)	EUR400	490

Industrial Conglomerates – 0.2%
General Electric Co., 4.125%, 10-9-42	$324	308

Railroads – 0.3%
CSX Corp., 4.750%, 11-15-48	390	517

Total Industrials - 1.0%		1,913
Information Technology
IT Consulting & Other Services – 0.4%
International Business Machines Corp., 4.250%, 5-15-49	567	710

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc., 1.125%, 5-11-25	664	676
Hewlett Packard Enterprise Co.:
4.900%, 10-15-25(F)	359	415
6.350%, 10-15-45(D)(F)	530	650
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps), 2.620%, 10-5-21(G)	97	96

		1,837

Total Information Technology - 1.3%		2,547
Materials
Aluminum – 0.2%
PT Indonesia Asahan Aluminum Persero Tbk, 6.757%, 11-15-48	315	383

Diversified Chemicals – 0.5%
Chemours Co. (The), 4.000%, 5-15-26(A)	EUR200	201
CNAK (HK) Finbridge Co. Ltd., 5.125%, 3-14-28	$200	232
Dow Chemical Co. (The), 4.375%, 11-15-42	500	554

		987

Fertilizers & Agricultural Chemicals – 0.3%
Israel Chemicals Ltd., 6.375%, 5-31-38	413	488

Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 5.000%, 9-26-48	343	400
Westlake Chemical Corp., 1.625%, 7-17-29(A)	EUR344	369

		769

Total Materials - 1.4%		2,627

Real Estate
Diversified Real Estate Activities – 1.4%
Blackstone Property Partners Europe Holdings S.a.r.l., 1.750%, 3-12-29(A)	284	315
Blackstone Property Partners Europe L.P., 2.200%, 7-24-25(A)	800	935
Inmobiliaria Colonial Socimi S.A., 2.500%, 11-28-29(A)	200	228
Shimao Property Holdings Ltd., 6.125%, 2-21-24	$842	889
Vanke Real Estate (Hong Kong) Co. Ltd., 3.975%, 11-9-27	335	356

		2,723

Diversified REITs – 0.3%
Aroundtown S.A., 1.625%, 1-31-28(A)	EUR200	228
Powerlong Real Estate Holdings Ltd., 5.950%, 7-19-20	$441	441

		669

Hotel & Resort REITs – 0.3%
China Aoyuan Property Group Ltd.:
7.500%, 5-10-21	234	237
5.375%, 9-13-22	400	396

		633

Industrial REITs – 0.4%
Prologis Euro Finance LLC (GTD by Prologis L.P.):
0.625%, 9-10-31(A)	EUR340	367
1.500%, 9-10-49(A)	327	350

		717

Office REITs – 0.1%
Demire Deutsche Mittelstand Real Estate AG, 1.875%, 10-15-24(A)	200	213

Real Estate Development – 2.8%
Agile Group Holdings Ltd., 6.700%, 3-7-22	$295	302
China Evergrande Group:
8.250%, 3-23-22	255	236
8.750%, 6-28-25	663	531
CIFI Holdings Group Co. Ltd., 6.550%, 3-28-24	600	617
Country Garden Holdings Co. Ltd.:
8.000%, 1-27-24	369	399
7.250%, 4-8-26	200	218
CPI Property Group S.A., 4.875%, 10-16-68(A)	EUR400	438
Logan Property Holdings Co. Ltd., 6.500%, 7-16-23	$302	310
Longfor Properties Co. Ltd., 4.500%, 1-16-28	706	758
RKPF Overseas 2019 A Ltd., 7.875%, 2-1-23	500	523
Sunac China Holdings Ltd., 7.950%, 10-11-23	1,000	1,020

		5,352

Residential REITs – 0.4%
Heimstaden Bostad AB, 1.750%, 12-7-21(A)(F)	EUR600	679

Retail REITs – 0.2%
MAF Global Securities Ltd., 5.500%, 9-7-68	$400	386

Specialized REITs – 0.2%
Digital Stout Holding LLC, 3.750%, 10-17-30(A)	GBP300	425

Total Real Estate - 6.1%		11,797
Utilities
Electric Utilities – 0.3%
E.ON SE, 1.000%, 10-7-25(A)	EUR400	465
Energo-Pro A.S., 4.500%, 5-4-24(A)	171	182

		647

Gas Utilities – 0.2%
Origin Energy Finance Ltd., 2.500%, 10-23-20(A)	300	339

Total Utilities - 0.5%		986
TOTAL CORPORATE DEBT SECURITIES – 28.2%		$54,205
(Cost: $52,428)

OTHER GOVERNMENT SECURITIES(H)
Brazil - 0.7%
Federative Republic of Brazil, 4.625%, 1-13-28	1,318	1,381

Chile - 0.3%
Chile Bonos Tesoreria, 3.500%, 1-25-50	480	540

China - 1.2%
China Government Bond, 3.130%, 11-21-29 (A)	CNH16,400	2,367

Columbia - 0.6%
Republic of Colombia:
4.500%, 3-15-29	$486	533
6.125%, 1-18-41	523	647

		1,180

Croatia - 0.4%
Costa Rica Government Bond, 4.250%, 1-26-23	350	331
Republic of Croatia, 1.125%, 6-19-29 (A)	EUR350	389

		720

Dominican Republic - 0.3%
Dominican Republic, 6.000%, 7-19-28	$570	573

Egypt - 0.5%
Arab Republic of Egypt:
6.375%, 4-11-31 (A)	EUR374	387
8.500%, 1-31-47 (C)(D)	$277	270
8.700%, 3-1-49	222	218

		875

Europe - 0.1%
Republic of Ecuador, 8.750%, 6-2-23	300	139

France - 1.8%
France Government Bond, 0.100%, 7-25-47 (A)	EUR2,480	3,425

Germany - 13.8%
Bundesrepublik Deutschland:
0.250%, 2-15-29 (A)	14,846	17,883
0.000%, 2-15-30 (A)(I)	3,799	4,477
0.000%, 8-15-50 (A)(I)	3,750	4,225

		26,585

Ghana - 0.3%
Republic of Ghana, 8.125%, 1-18-26	$600	610

Indonesia - 1.0%
Indonesia Government Bond, 8.375%, 4-15-39 (A)	IDR7,041,000	518
Republic of Indonesia:
1.450%, 9-18-26 (A)	EUR187	208
3.850%, 10-15-30 (D)	$416	463
1.400%, 10-30-31 (A)	EUR219	232
3.700%, 10-30-49	$500	519

		1,940

Israel - 0.3%
Israel Government Bond, 4.500%, 4-3-20	443	571

Italy - 5.7%
Buoni del Tesoro Poliennali:
0.900%, 8-1-22 (A)	EUR3,810	4,351
0.350%, 2-1-25 (A)	5,980	6,644

		10,995

Mexico - 0.2%
United Mexican States, 4.750%, 4-27-32	$276	304

Nigeria - 0.3%
Republic of Nigeria:
7.625%, 11-28-47	479	427
9.248%, 1-21-49	200	202

		629

Peru - 1.0%
Republic of Peru:
7.350%, 7-21-25	309	393
2.392%, 1-23-26	439	456
8.750%, 11-21-33	580	967

		1,816

Portugal - 1.3%
Obrigacoes do Tesouro, 3.875%, 2-15-30 (A)	EUR1,620	2,408

Qatar - 0.5%
Qatar Government Bond:
3.750%, 4-16-30	$312	356
5.103%, 4-23-48	440	598

		954

Romania - 0.2%
Romania Government Bond, 3.375%, 1-28-50 (A)	EUR350	381

South Africa - 1.0%
Republic of South Africa:
5.875%, 9-16-25	$427	453
5.875%, 6-22-30	588	597
9.000%, 1-31-40 (A)	ZAR16,991	809

		1,859

Spain - 2.6%
Spain Government Bond, 0.500%, 4-30-30 (A)(C)	EUR4,308	4,884

Sri Lanka - 0.1%
Republic of Sri Lanka, 6.200%, 5-11-27 (C)	$380	246

United Arab Emirates - 0.3%
Abu Dhabi Government Bond, 4.125%, 10-11-47	515	630

Uzbekistan - 0.4%
Republic of Uzbekistan, 5.375%, 2-20-29	759	827

TOTAL OTHER GOVERNMENT SECURITIES – 34.9%		$66,839
(Cost: $64,740)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 22.4%
U.S. Treasury Bonds, 3.375%, 11-15-48(J)	2,733	4,014
U.S. Treasury Notes:
2.750%, 9-15-21	6,754	6,963
2.875%, 10-31-23	6,777	7,381
2.000%, 2-15-25	8,060	8,703
1.125%, 2-28-25	15,320	15,934
1.625%, 8-15-29	80	87

		43,082

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.4%		$43,082
(Cost: $40,960)

SHORT-TERM SECURITIES	Shares
Money Market Funds(L) - 2.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(K)	2,385	2,385
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	2,089	2,089

		4,474

	Principal
Treasury Bills(M) - 5.1%
Japan Government Treasury Bills, -0.190%, 11-10-20(A)	JPY1,000,000	9,268
Republic of Argentina Treasury Bills, 5.830%, 10-29-20(A)	ARS28,487	593

		9,861

TOTAL SHORT-TERM SECURITIES – 7.4%		$14,335
(Cost: $14,419)

TOTAL INVESTMENT SECURITIES – 93.2%		$178,999
(Cost: $173,244)

CASH AND OTHER ASSETS, NET OF LIABILITIES(N)(O) – 6.8%		13,111

NET ASSETS – 100.0%		$192,110

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, AUD - Australian Dollar, CNY - Chinese Yuan Renminbi, CZK - Czech Koruna, EUR - Euro, GBP - British Pound, IDR - Indonesian Rupiah, JPY - Japanese Yen, MXN - Mexican Peso and ZAR - South African Rand).

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $7,727 or 4.0% of net assets.

(D)	All or a portion of securities with an aggregate value of $2,331 are on loan.
(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(F)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(I)	Zero coupon bond.
(J)	All or a portion of securities with an aggregate value of $3,348 have been pledged as collateral on open futures contracts.
(K)	Investment made with cash collateral received from securities on loan.
(L)	Rate shown is the annualized 7-day yield at June 30, 2020.
(M)	Rate shown is the yield to maturity at June 30, 2020.
(N)	Cash of $330 has been pledged as collateral on OTC forward foreign currency contracts.
(O)	Cash of $1,871 has been pledged as collateral on centrally cleared swaps.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at June 30, 2020:

Index		(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Barclays plc		(1.000%)	6-20-25	500	$(2)	$4	$(6)
BNP Paribas S.A.		(1.000%)	6-20-25	900	(25)	(1)	(24)
Banco Santander S.A.		(1.000%)	6-20-25	900	(24)	15	(39)
iTraxx Europe Senior Financials, Series 33 Index		(1.000%)	6-20-25	2,400	(28)	—	(28)
iTraxx Asia ex-Japan Investment Grade, Series 33 Index		(1.000%)	6-20-25	7,500	(49)	68	(117)
iTraxx Europe Crossover, Series 33 Index		(5.000%)	6-20-25	1,700	(100)	(95)	(5)
Royal Bank of Scotland Group plc (The)		(1.000%)	6-20-25	900	(8)	2	(10)
Societe Generale S.A.		(1.000%)	6-20-25	500	(14)	— *	(14)

					$(250)	$(7)	$(243)

The following centrally cleared credit default swaps - sold protection (3) were outstanding at June 30, 2020:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Deutsche Lufthansa AG	1.000%	12-20-24	5.279%	900	$(90)	$(96)	$6
iTraxx Europe, Series 33 Index	1.000%	6-20-30	1.777	1,700	(11)	(10)	(1)

					$(101)	$(106)	$5

The following over the counter credit default swaps - buy protection(1) were outstanding at June 30, 2020:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Bouygues S.A.	Barclays Bank plc	(1.000%)	6-20-24	1,000	$(30)	$(21)	$(9)
People’s Republic of China	Barclays Bank plc	(1.000%)	6-20-24	7,200	(180)	(117)	(63)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	4,600	(145)	(116)	(29)

					$(355)	$(254)	$(101)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
New Taiwan Dollar	179,100	U.S. Dollar	6,095	8-5-20	Barclays Capital, Inc.	$ —	$32
U.S. Dollar	1,890	Chinese Yuan Renminbi	13,592	8-5-20	Barclays Capital, Inc.	30	—
U.S. Dollar	1,849	South Korean Won	2,246,000	8-5-20	Barclays Capital, Inc.	23	—
Euro	5,071	Swiss Franc	5,425	9-16-20	Barclays Capital, Inc.	33	—
Euro	43,200	U.S. Dollar	48,734	9-16-20	Barclays Capital, Inc.	116	—
South African Rand	46,178	U.S. Dollar	2,742	9-16-20	Barclays Capital, Inc.	102	—
Chinese Yuan Renminbi Offshore	16,300	U.S. Dollar	2,303	8-5-20	Citibank N.A.	2	—
Indonesian Rupiah	38,100,000	U.S. Dollar	2,428	8-5-20	Citibank N.A.	—	179
South Korean Won	2,246,000	U.S. Dollar	1,846	8-5-20	Citibank N.A.	—	27
Australian Dollar	2,923	New Zealand Dollar	3,123	9-16-20	Citibank N.A.	—	3
Australian Dollar	2,730	U.S. Dollar	1,855	9-16-20	Citibank N.A.	—	29
British Pound	3,132	Euro	3,486	9-16-20	Citibank N.A.	41	—
Canadian Dollar	19,759	U.S. Dollar	14,562	9-16-20	Citibank N.A.	5	—
Euro	424	Hungarian Forint	151,600	9-16-20	Citibank N.A.	3	—
Euro	2,343	Swedish Krona	24,731	9-16-20	Citibank N.A.	20	—
Swedish Krona	39,679	Euro	3,783	9-16-20	Citibank N.A.	—	5
Turkish New Lira	13,927	U.S. Dollar	1,995	9-16-20	Citibank N.A.	6	—
Canadian Dollar	17,172	U.S. Dollar	12,540	7-2-20	Goldman Sachs International	—	109
Brazilian Real	10,290	U.S. Dollar	1,833	8-4-20	Goldman Sachs International	—	56
U.S. Dollar	3,631	Brazilian Real	20,018	8-4-20	Goldman Sachs International	44	—
Chinese Yuan Renminbi Offshore	1,340	U.S. Dollar	188	8-5-20	Goldman Sachs International	—	1
Mexican Peso	34,300	U.S. Dollar	1,558	9-15-20	Goldman Sachs International	81	—
Israeli Shekel	6,662	U.S. Dollar	1,932	9-16-20	Goldman Sachs International	5	—
U.S. Dollar	14,448	Canadian Dollar	19,756	9-16-20	Goldman Sachs International	106	—
Japanese Yen	1,000,000	U.S. Dollar	9,316	11-10-20	Goldman Sachs International	33	—
U.S. Dollar	1,934	Chinese Yuan Renminbi Offshore	13,680	7-2-20	Morgan Stanley International	1	—
Brazilian Real	9,680	U.S. Dollar	1,772	8-4-20	Morgan Stanley International	—	5
Colombian Peso	7,390,000	U.S. Dollar	1,863	8-4-20	Morgan Stanley International	—	98
Philippine Peso	112,600	U.S. Dollar	2,219	8-5-20	Morgan Stanley International	—	41
Euro	6,806	Japanese Yen	823,000	9-16-20	Morgan Stanley International	—	30
Euro	2,037	Polish Zloty	9,050	9-16-20	Morgan Stanley International	—	4
Thai Baht	68,691	U.S. Dollar	2,189	9-16-20	Morgan Stanley International	—	33
U.S. Dollar	1,142	British Pound	905	9-16-20	Morgan Stanley International	—	20

						$651	$672

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
BTP Italian Government Bond	Short	15	9-8-20	1,500	$(2,425)	$(72)
Euro-Bobl 5-Year Bond	Short	70	9-8-20	7,000	(10,615)	(47)
Euro-Bund 10-Year Bond	Long	7	9-8-20	700	1,388	15
Euro-Buxl 30-Year Bond	Short	9	9-8-20	900	(2,224)	(16)
Euro-OAT France Government 10-Year Bond	Short	91	9-8-20	9,100	(17,140)	(247)
Euro-Schatz	Long	3	9-8-20	300	378	— *
Austrailia 10-Year Commonwealth Treasury Bond	Long	65	9-15-20	6,500	6,674	76
U.S. 10-Year Ultra Treasury Note	Short	67	9-21-20	6,700	(10,552)	(60)
U.S. 30-Year Treasury Bond	Short	101	9-21-20	10,100	(18,035)	(116)
U.S. Treasury Ultra Long Bond	Long	12	9-21-20	1,200	2,618	137
U.S. 5-Year Treasury Note	Long	178	9-28-20	17,800	22,382	93
U.S. 10-Year Treasury Note	Short	131	9-30-20	13,100	(18,232)	(183)
U.S. 2-Year Treasury Note	Long	20	9-30-20	4,000	4,417	2
United Kingdom Long Gilt	Short	15	9-30-20	1,500	(2,558)	(5)

					$(43,924)	$(423)

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2020:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.960%	10/2/2029	MXN15,112	$146	$—	$146
Receive	3-Month LIBOR	0.710%	9/21/2050	$2,055	95	—	95
Receive	6-Month EURIBOR	(0.240)%	9/18/2030	EUR9,836	81	—	81
Pay	7-Day China Fixing Repo Rates	2.423%	9/16/2025	CNY14,797	(14)	—	(14)
Receive	6-Month Prague Interbank Offered Rate	1.420%	3/19/2030	CZK2,502	(64)	—	(64)
Receive	6-Month Prague Interbank Offered Rate	1.270%	3/19/2030	2,502	(47)	—	(47)
Pay	6-Month Australian Dollar Bank Bills	0.307%	6/19/2030	AUD10,260	(20)	—	(20)
Pay	6-Month Japanese Yen LIBOR	(0.122)%	9/18/2030	JPY4,894	(67)	—	(67)
Receive	6-Month Japanese Yen LIBOR	0.020%	9/19/2040	2,593	92	—	92

					$202	$—	$202

The following written options were outstanding at June 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price(A)	Premium Received	Value
AUD versus USD	Citibank N.A.	Put	5,839,000	5,839	August 2020	$0.62	$41	$(3)
iTraxx Europe Crossover, Series 29 Index	Goldman Sachs International	Put	7,000,000	7,000	July 2020	EUR80.00	27	(4)
	Goldman Sachs International	Put	1,700,000	1,700	July 2020	120.00	6	— *
	Goldman Sachs International	Put	1,700,000	1,700	July 2020	140.00	4	— *
Markit CDX Investment Grade, Series 34 Index	Goldman Sachs International	Put	5,700,000	5,700	July 2020	$135.00	10	— *
	Goldman Sachs International	Put	5,700,000	5,700	July 2020	160.00	5	— *
U.S. 5-Year Treasury Note September Futures	N/A	Put	373	37,300	August 2020	105.00	2	(2)
	N/A	Put	172	17,200	August 2020	123.75	33	(5)
USD versus JPY	Morgan Stanley & Co., Inc.	Put	7,530,000	7,530	May 2021	96.45	61	(49)

							$189	$(63)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$307	$231	$—
Corporate Debt Securities	—	54,205	—
Other Government Securities	—	66,839	—
United States Government Obligations	—	43,082	—
Short-Term Securities	4,474	9,861	—

Total	$4,781	$174,218	$—

Centrally Cleared Credit Default Swaps	$—	$6	$—
Forward Foreign Currency Contracts	$—	$651	$—
Futures Contracts	$323	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$414	$—

Liabilities
Centrally Cleared Credit Default Swaps	$244	$1	$—
Over the Counter Credit Default Swaps	$—	$355	$—
Forward Foreign Currency Contracts	$—	$672	$—
Futures Contracts	$746	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$212	$—
Written Options	$7	$56	$—

The following acronyms are used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$173,244

Gross unrealized appreciation	8,185

Gross unrealized depreciation	(2,430)

Net unrealized depreciation	$5,755